Exhibit 99.1

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$326,000,000.00	11/15/23	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2a	$298,000,000.00	1/15/26	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2b	$298,000,000.00	1/15/26	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$534,000,000.00	9/15/27	$39,160,697.42	0.0733346	$0.00	$3,749,040.72	$13,600,000.01	$21,811,656.69	0.0408458
A-4	$104,000,000.00	4/17/28	$104,000,000.00	1.0000000	$0.00	$0.00	$0.00	$104,000,000.00	1.0000000
B	$40,000,000.00	6/15/29	$40,000,000.00	1.0000000	$0.00	$0.00	$0.00	$40,000,000.00	1.0000000

Total	$1,600,000,000.00		$183,160,697.42		$0.00	$3,749,040.72	$13,600,000.01	$165,811,656.69	0.1036323

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	4.44700%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2a	5.27000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2b	4.36637%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	5.30000%	$172,959.75	$0.00	$172,959.75	$0.00	$17,522,000.48
A-4	5.43000%	$470,600.00	$0.00	$470,600.00	$0.00	$470,600.00
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$643,559.75	$0.00	$643,559.75	$0.00	$17,992,600.48

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,000,000.00	Beginning Period Amount	$7,729,291.43
Specified Reserve Account Amount	$4,000,000.00	Increase/(Decrease)	$(992,589.66)
Beginning Balance	$4,000,000.00	Ending Period Amount	$6,736,701.77
Withdrawals	$0.00
Amount Available for Deposit	$14,511,296.13	Overcollateralization
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,000,000.00	Adjusted Pool Balance	$179,411,656.70
Reserve Account Required Amount	$4,000,000.00	Total Note Balance	$165,811,656.69
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$13,600,000.01
Ending Reserve Account Balance	$4,000,000.00	Overcollateralization Target Amount	$13,600,000.01

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	14	1,154	1,140	1,122	1,107
Gross Principal of Liquidated Receivables	$148,470.96	$24,925,686.13	$24,777,215.17	$24,586,567.65	$24,381,625.68
Principal of Repurchased Contracts, previously charged-off	$0.00	$(154,880.13)	$(154,880.13)	$(154,880.13)	$(154,880.13)
Net Liquidation Proceeds Received During the Collection Period	$5,221.50	$(1,727,013.16)	$(1,732,234.66)	$(1,732,465.98)	$(1,734,268.49)
Recoveries on Previously Liquidated Contracts	$(261,816.14)	$(13,790,260.89)	$(13,528,444.75)	$(13,181,992.37)	$(12,976,598.71)

Net Credit Losses	$(108,123.68)	$9,253,531.95	$9,361,655.63	$9,517,229.17	$9,515,878.35
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		1.67314%	1.65284%	1.62675%	1.60500%
Number of Accounts with Liquidation Proceeds or Recoveries		1,115	1,102	1,084	1,066
Ratio of Aggregate Net Losses to Average Portfolio Balance		1.08365%	1.07759%	1.07678%	1.05825%
Number of Assets Experiencing a Net Loss		909	904	899	894
Net Credit Losses for Assets Experiencing a Loss		$9,345,788.79	$9,450,523.65	$9,589,254.09	$9,583,331.27
Average Net Loss on all assets that have Experienced a Net Loss		$10,281.40	$10,454.12	$10,666.58	$10,719.61
Cumulative Net Loss Ratio		0.51193%	0.51791%	0.52651%	0.52644%
Repossessed in Current Period	7 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$1,807,594,097.92	$204,489,988.86	$186,148,358.47
Number of Contracts	68,972	26,586	25,499
Weighted Average APR	3.44%	3.67%	3.69%
Weighted Average Remaining Term (Months)	56.75	16.92	16.12

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Collections

Principal Payments Received	$14,362,179.32
Prepayments in Full	$3,827,489.10
Interest Payments Received	$624,526.09
Aggregate Net Liquidation Proceeds	$256,594.64
Interest on Repurchased Contracts	$24.76

Total Collections	$19,070,813.91
Principal of Repurchased Contracts	$3,491.01
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$3,491.01

Total Available Collections	$19,074,304.92

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$170,408.32	$170,408.32	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$172,959.75	$172,959.75	$0.00
Interest - Class A-4 Notes	$470,600.00	$470,600.00	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$3,749,040.72	$3,749,040.72	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$13,600,000.01	$13,600,000.01	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$911,296.12	$911,296.12	N/A

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$172,959.75	$0.32	$17,349,040.73	$32.49	$17,522,000.48	$32.81
Class A-4 Notes	$470,600.00	$4.53	$0.00	$0.00	$470,600.00	$4.53
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	1.37%	349	2.16%	$4,029,976.12
60-89 Days Delinquent	0.35%	88	0.54%	$998,051.81
90-119 Days Delinquent	0.12%	30	0.19%	$352,384.81
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	1.84%	467	2.89%	$5,380,412.74

Total Delinquencies - Prior Period	1.79%		2.75%
Total Delinquencies - Two Months Prior	1.90%		2.97%
Total Delinquencies - Three Months Prior	1.69%		2.61%

Receivables Pool Balance	$186,148,358.47
60-Day Delinquency Percentage	0.73%
Delinquency Trigger Percentage	4.65%
Has a Delinquency Trigger occurred in this Collection Period?	No

Repossessed Vehicle Inventory*	7 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

EU and UK Risk Retention Compliance Confirmation

Toyota Motor Credit Corporation (“TMCC”) hereby confirms its continued compliance, as of the date of this Servicer’s Certificate, with its agreements in the Receivables Purchase Agreement, dated as of November 08, 2022, between TMCC, as seller, and Toyota Auto Finance Receivables LLC (the “Depositor”), as purchaser, and with reference to EU Securitization Rules and the UK Securitization Rules as in effect and applicable on October 26, 2022, to: (a) in its capacity as an “originator” for purposes of the EU Securitization Regulation and the UK Securitization Regulation, retain, on an ongoing basis, a material net economic interest of not less than 5% of the nominal value of each of the tranches sold or transferred to investors within the meaning of paragraph 3(a) of Article 6 of the EU Securitization Regulation and paragraph 3(a) of Article 6 of the UK Securitization Regulation (the “SR Retained Interest”), by retaining, either directly or indirectly through the Depositor (its wholly-owned subsidiary that is a special purpose entity and not an operating company), at least 5% (by aggregate initial principal amount) of each class of the Notes; (b) not sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the SR Retained Interest or subject it to any credit risk mitigation or hedging, except to the extent permitted by the EU Securitization Rules and the UK Securitization Rules, in each case as in effect at the time of such hedging, mitigation, sale, transfer or surrender; and (c) not change the retention option or method of calculating its SR Retained Interest while any of the Notes are outstanding, except in accordance with the EU Securitization Rules and the UK Securitization Rules, in each case as in effect at the time of such change.

For purposes of the immediately preceding paragraph: (a) “EU Securitization Regulation” means Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017, laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization and amending certain other EU directives and regulations as amended; (b) “UK Securitization Regulation” means the EU Securitization Regulation, as applicable on December 31, 2020, which was retained as part of the domestic law of the United Kingdom pursuant to The European Union (Withdrawal) Act 2018, as amended (the “EUWA”), and was amended by the Securitisation (Amendment) (EU Exit) Regulations 2019, as so retained and so amended and as further amended from time to time; (c) “EU Securitization Rules” means the EU Securitization Regulation (as amended), together with all relevant regulatory implementing regulations in relation thereto, all regulatory standards and/or implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation, and in each case, any relevant guidance and directions published in relation thereto by the European Banking Authority or the European Securities and Markets Authority or the European Insurance and Occupational Pensions Authority (or, in either case, any predecessor or any other applicable regulatory authority) or by the European Commission, in each case as amended and in effect from time to time; and (d) “UK Securitization Rules” means the UK Securitization Regulation (as amended), together with (i) all applicable binding technical standards made under the UK Securitization Regulation, (ii) any European Union regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation (including without limitation such regulatory technical standards or implementing technical standards which are applicable pursuant to any transitional provisions of the EU Securitization Regulation) forming part of United Kingdom domestic law by operation of the EUWA, (iii) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (iv) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the United Kingdom, (v) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of the operation of the EUWA and (vi) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation, in each case as may be further amended, supplemented or replaced from time to time.

Servicer’s Certificate

for the Collection Period July 01, 2026 through July 31, 2026 for Payment Date of August 17, 2026

Toyota Auto Receivables 2022-D Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Adam Stam
Name:	Adam Stam
Title:	General Manager - Treasury